Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MANAGED ACCOUNT SERIES II
BlackRock U.S. Mortgage Portfolio
(the “Fund”)
Supplement dated June 6, 2025 to the
Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”) of the Fund,
each dated August 28, 2024, as supplemented to date
At a meeting held on June 5, 2025, the Board of Trustees of the Fund (the “Board”) approved important changes to the Fund, including a repositioning of the Fund’s name and investment strategies (the “Fund Repositioning”) and a subsequent reorganization of the Fund into an exchange-traded fund (“ETF”) that will have an identical investment objective and identical investment strategies and policy of the repositioned Fund (the “ETF Conversion”). These changes are discussed in detail below:
Fund Repositioning
The Board approved a change in the name of the Fund to “BlackRock Securitized Income Fund” and certain changes to the Fund’s investment strategies and investment process. In addition, Fund management has determined to make certain changes to one of the benchmark indexes against which the Fund compares its performance. These changes are expected to become effective on or about August 5, 2025.
Accordingly, effective on or about August 5, 2025, the following changes are expected to be made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:
Change in the Fund’s Name
All references to “BlackRock U.S. Mortgage Portfolio” are changed to “BlackRock Securitized Income Fund” to reflect the Fund’s new name.
Change in the Fund’s Investment Strategies and Risks
The section of the Summary Prospectus entitled “Key Facts About BlackRock U.S. Mortgage Portfolio — Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock U.S. Mortgage Portfolio — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
Principal Investment Strategies of the Fund
Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in securitized assets and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such assets. For purposes of the Fund’s 80% policy, “securitized assets” include instruments such as asset-backed securities; commercial and residential mortgage-backed securities issued or guaranteed by the U.S. Government, various agencies of the U.S. Government or various instrumentalities that have been established or sponsored by the U.S. Government, including to‑be‑announced (“TBA”) securities; commercial and residential mortgage-backed securities issued by banks and other financial institutions; collateralized loan obligations (“CLOs”); collateralized mortgage obligations (“CMOs”); and loans backed by consumer receivables and commercial or residential real estate. The Fund may also invest in repurchase agreements and reverse repurchase agreements.
The Fund will concentrate its investments (i.e., invest at least 25% of its total assets) in non‑agency mortgage-backed securities and may invest in other non‑agency securities issued by banks and other financial institutions. Non‑agency securities are not backed by the full faith and credit of the United States and do not involve sponsorship or guarantees by government agencies or enterprises. The non‑agency mortgage-backed securities in which the Fund will invest may be rated below investment grade (commonly known as “junk bonds”) or securities determined by Fund management to be of similar quality. For purposes of determining a bond’s credit rating, split rated bonds will be considered to have the higher credit rating.
The Fund may participate in TBA transactions and enter into dollar rolls. A TBA transaction is a method of trading mortgage-backed securities where the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price at the time the contract is entered into, but the mortgage-backed securities are delivered in the future, generally 30 days later. The actual pools of mortgage-backed securities delivered in a TBA transaction typically are not determined until two days prior to settlement date. A dollar roll transaction involves a sale by the Fund of a mortgage-backed or other security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold.
The Fund may invest in investment grade securities and non‑investment grade securities (high yield or junk bonds) of any maturity. Investment grade securities acquired by the Fund will be rated investment grade by at least one major rating agency (S&P Global Ratings, a division of S&P Global Inc. (“S&P”), Fitch Ratings, Inc. (“Fitch”) or Moody’s Investment Service, Inc. (“Moody’s”) or, if unrated, determined by the management team to be of similar quality. Non‑investment grade securities acquired by the Fund will generally be in the lower rating categories of the major rating agencies (BB or lower by S&P or Fitch or Ba or lower by Moody’s) or, if unrated, determined by the management team to be of similar quality.
The Fund may use derivatives, including options, futures, swaps and forward foreign exchange transactions, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index. The Fund may also invest in indexed and inverse securities.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
The section of the Summary Prospectus entitled “Key Facts About BlackRock U.S. Mortgage Portfolio — Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock U.S. Mortgage Portfolio — Principal Risks of Investing in the Fund” are amended to include the following:
Collateralized Loan Obligations Risk. The risks of investing in CLOs depend largely on the type of the collateral securities and the tranche of the CLO. In stressed market conditions, it is possible that even senior CLO debt tranches, such as those in which the Fund will invest, could experience losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and the disappearance of protecting tranches, market anticipation of defaults as well as investor aversion to CLO securities as an asset class. While the Fund invests principally in CLO tranches that are rated AAA, such ratings do not constitute a guarantee of credit quality and may be downgraded. To the extent that the Fund invests in CLO tranches rated below AAA, the risks of investing in CLOs will be greater. Split rated CLOs, which are CLOs that receive different ratings from two or more rating agencies, will be considered to have the higher credit rating. To the extent that the Fund invests in unrated CLO tranches, the Fund’s ability to achieve its investment objective will be more dependent on Fund management’s credit analysis than would be the case when the Fund invests in rated CLO tranches.
Further, interest on certain tranches of a CLO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments. Fund management may not be able to accurately predict how specific CLOs or the portfolio of underlying loans or bonds for such CLOs will perform based on financial models or react to changes or stresses in the market, including changes in interest rates.
CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Some unrated CLO securities may not have an active trading market or may be difficult to value. Additionally, when the Fund purchases a newly issued CLO security in the primary market (rather than from the secondary market), there often may be a delayed settlement period. As a result, the proceeds from the sale of CLO securities may not be readily available to make additional investments or to meet the Fund’s redemption obligations. During a delayed settlement period, the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLO securities at a price and time the Fund deems advantageous may be impaired. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders. CLO securities are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO security.
CLO Manager Risk. The CLOs in which the Fund invests are managed by investment advisers independent of BlackRock. CLO managers are responsible for selecting, managing and replacing the underlying bank loans or bonds within a CLO. CLO managers may have limited operating histories and may be subject to conflicts of interests, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager, such as personnel and resource constraints, regulatory issues or other developments that may impact the ability and/or performance of the CLO manager, may adversely impact the performance of the CLO securities in which the Fund invests.
Loans Risk. An economic downturn generally leads to a higher non‑payment rate, and a loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value. No active trading market may exist for certain loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a loan and which may make it difficult to value loans. Although loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non‑payment of scheduled interest or principal or that such collateral could be readily liquidated. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower. Uncollateralized senior loans involve a greater risk of loss.
Repurchase Agreements and Purchase and Sale Contracts Risk. If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
When-Issued and Delayed Delivery Securities and Forward Commitments Risk. When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
2.	Sales Charge Waiver on Investor A Shares.
The section of the Summary Prospectus and Prospectus entitled “Key Facts About BlackRock U.S. Mortgage Portfolio — Fees and Expenses of the Fund” and “Fund Overview — Key Facts About BlackRock U.S. Mortgage Portfolio — Fees and Expenses of the Fund” is hereby amended to add the following sentence to the paragraph preceding the fee table:
Beginning on December 1, 2025, no initial sales charge will be imposed on purchases of Investor A Shares of the Fund.
3.	Contingent deferred sales charge waiver on Investor A and Investor C Shares of the Fund.
The section of the Summary Prospectus and Prospectus entitled “Key Facts About BlackRock U.S. Mortgage Portfolio — Fees and Expenses of the Fund” and “Fund Overview — Key Facts About BlackRock U.S. Mortgage Portfolio — Fees and Expenses of the Fund” is hereby amended to add the following sentence to the paragraph preceding the fee table:
Beginning on December 1, 2025, no contingent deferred sales charge (“CDSC”) will be imposed on redemptions of Investor A Shares or Investor C Shares.

BlackRock U.S. Mortgage Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MANAGED ACCOUNT SERIES II
BlackRock U.S. Mortgage Portfolio
(the “Fund”)
Supplement dated June 6, 2025 to the
Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”) of the Fund,
each dated August 28, 2024, as supplemented to date
At a meeting held on June 5, 2025, the Board of Trustees of the Fund (the “Board”) approved important changes to the Fund, including a repositioning of the Fund’s name and investment strategies (the “Fund Repositioning”) and a subsequent reorganization of the Fund into an exchange-traded fund (“ETF”) that will have an identical investment objective and identical investment strategies and policy of the repositioned Fund (the “ETF Conversion”). These changes are discussed in detail below:
Fund Repositioning
The Board approved a change in the name of the Fund to “BlackRock Securitized Income Fund” and certain changes to the Fund’s investment strategies and investment process. In addition, Fund management has determined to make certain changes to one of the benchmark indexes against which the Fund compares its performance. These changes are expected to become effective on or about August 5, 2025.
Accordingly, effective on or about August 5, 2025, the following changes are expected to be made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:
Change in the Fund’s Name
All references to “BlackRock U.S. Mortgage Portfolio” are changed to “BlackRock Securitized Income Fund” to reflect the Fund’s new name.
Change in the Fund’s Investment Strategies and Risks
The section of the Summary Prospectus entitled “Key Facts About BlackRock U.S. Mortgage Portfolio — Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock U.S. Mortgage Portfolio — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
Principal Investment Strategies of the Fund
Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in securitized assets and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such assets. For purposes of the Fund’s 80% policy, “securitized assets” include instruments such as asset-backed securities; commercial and residential mortgage-backed securities issued or guaranteed by the U.S. Government, various agencies of the U.S. Government or various instrumentalities that have been established or sponsored by the U.S. Government, including to‑be‑announced (“TBA”) securities; commercial and residential mortgage-backed securities issued by banks and other financial institutions; collateralized loan obligations (“CLOs”); collateralized mortgage obligations (“CMOs”); and loans backed by consumer receivables and commercial or residential real estate. The Fund may also invest in repurchase agreements and reverse repurchase agreements.
The Fund will concentrate its investments (i.e., invest at least 25% of its total assets) in non‑agency mortgage-backed securities and may invest in other non‑agency securities issued by banks and other financial institutions. Non‑agency securities are not backed by the full faith and credit of the United States and do not involve sponsorship or guarantees by government agencies or enterprises. The non‑agency mortgage-backed securities in which the Fund will invest may be rated below investment grade (commonly known as “junk bonds”) or securities determined by Fund management to be of similar quality. For purposes of determining a bond’s credit rating, split rated bonds will be considered to have the higher credit rating.
The Fund may participate in TBA transactions and enter into dollar rolls. A TBA transaction is a method of trading mortgage-backed securities where the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price at the time the contract is entered into, but the mortgage-backed securities are delivered in the future, generally 30 days later. The actual pools of mortgage-backed securities delivered in a TBA transaction typically are not determined until two days prior to settlement date. A dollar roll transaction involves a sale by the Fund of a mortgage-backed or other security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold.
The Fund may invest in investment grade securities and non‑investment grade securities (high yield or junk bonds) of any maturity. Investment grade securities acquired by the Fund will be rated investment grade by at least one major rating agency (S&P Global Ratings, a division of S&P Global Inc. (“S&P”), Fitch Ratings, Inc. (“Fitch”) or Moody’s Investment Service, Inc. (“Moody’s”) or, if unrated, determined by the management team to be of similar quality. Non‑investment grade securities acquired by the Fund will generally be in the lower rating categories of the major rating agencies (BB or lower by S&P or Fitch or Ba or lower by Moody’s) or, if unrated, determined by the management team to be of similar quality.
The Fund may use derivatives, including options, futures, swaps and forward foreign exchange transactions, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index. The Fund may also invest in indexed and inverse securities.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
The section of the Summary Prospectus entitled “Key Facts About BlackRock U.S. Mortgage Portfolio — Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock U.S. Mortgage Portfolio — Principal Risks of Investing in the Fund” are amended to include the following:
Collateralized Loan Obligations Risk. The risks of investing in CLOs depend largely on the type of the collateral securities and the tranche of the CLO. In stressed market conditions, it is possible that even senior CLO debt tranches, such as those in which the Fund will invest, could experience losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and the disappearance of protecting tranches, market anticipation of defaults as well as investor aversion to CLO securities as an asset class. While the Fund invests principally in CLO tranches that are rated AAA, such ratings do not constitute a guarantee of credit quality and may be downgraded. To the extent that the Fund invests in CLO tranches rated below AAA, the risks of investing in CLOs will be greater. Split rated CLOs, which are CLOs that receive different ratings from two or more rating agencies, will be considered to have the higher credit rating. To the extent that the Fund invests in unrated CLO tranches, the Fund’s ability to achieve its investment objective will be more dependent on Fund management’s credit analysis than would be the case when the Fund invests in rated CLO tranches.
Further, interest on certain tranches of a CLO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments. Fund management may not be able to accurately predict how specific CLOs or the portfolio of underlying loans or bonds for such CLOs will perform based on financial models or react to changes or stresses in the market, including changes in interest rates.
CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Some unrated CLO securities may not have an active trading market or may be difficult to value. Additionally, when the Fund purchases a newly issued CLO security in the primary market (rather than from the secondary market), there often may be a delayed settlement period. As a result, the proceeds from the sale of CLO securities may not be readily available to make additional investments or to meet the Fund’s redemption obligations. During a delayed settlement period, the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLO securities at a price and time the Fund deems advantageous may be impaired. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders. CLO securities are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO security.
CLO Manager Risk. The CLOs in which the Fund invests are managed by investment advisers independent of BlackRock. CLO managers are responsible for selecting, managing and replacing the underlying bank loans or bonds within a CLO. CLO managers may have limited operating histories and may be subject to conflicts of interests, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager, such as personnel and resource constraints, regulatory issues or other developments that may impact the ability and/or performance of the CLO manager, may adversely impact the performance of the CLO securities in which the Fund invests.
Loans Risk. An economic downturn generally leads to a higher non‑payment rate, and a loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value. No active trading market may exist for certain loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a loan and which may make it difficult to value loans. Although loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non‑payment of scheduled interest or principal or that such collateral could be readily liquidated. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower. Uncollateralized senior loans involve a greater risk of loss.
Repurchase Agreements and Purchase and Sale Contracts Risk. If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
When-Issued and Delayed Delivery Securities and Forward Commitments Risk. When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
2.	Sales Charge Waiver on Investor A Shares.
The section of the Summary Prospectus and Prospectus entitled “Key Facts About BlackRock U.S. Mortgage Portfolio — Fees and Expenses of the Fund” and “Fund Overview — Key Facts About BlackRock U.S. Mortgage Portfolio — Fees and Expenses of the Fund” is hereby amended to add the following sentence to the paragraph preceding the fee table:
Beginning on December 1, 2025, no initial sales charge will be imposed on purchases of Investor A Shares of the Fund.
3.	Contingent deferred sales charge waiver on Investor A and Investor C Shares of the Fund.
The section of the Summary Prospectus and Prospectus entitled “Key Facts About BlackRock U.S. Mortgage Portfolio — Fees and Expenses of the Fund” and “Fund Overview — Key Facts About BlackRock U.S. Mortgage Portfolio — Fees and Expenses of the Fund” is hereby amended to add the following sentence to the paragraph preceding the fee table:
Beginning on December 1, 2025, no contingent deferred sales charge (“CDSC”) will be imposed on redemptions of Investor A Shares or Investor C Shares.